Quarterly Holdings Report
for

Fidelity Advisor® Biotechnology Fund

April 30, 2020

AFBT-QTLY-0620
1.800321.116

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Biotechnology - 91.9%
Biotechnology - 91.9%
AbbVie, Inc.	2,006,880	$164,965,536
ACADIA Pharmaceuticals, Inc. (a)	263,400	12,724,854
Acceleron Pharma, Inc. (a)	403,700	36,546,961
Acorda Therapeutics, Inc. (a)(b)(c)	2,586,547	2,489,551
Agios Pharmaceuticals, Inc. (a)(b)	396,843	16,326,121
Alexion Pharmaceuticals, Inc. (a)	1,690,714	181,701,034
Alnylam Pharmaceuticals, Inc. (a)	454,986	59,921,656
Amgen, Inc.	1,070,420	256,065,870
Amicus Therapeutics, Inc. (a)	1,852,800	21,881,568
Aprea Therapeutics, Inc. (b)	333,400	10,598,786
Arcutis Biotherapeutics, Inc. (a)	239,650	7,122,398
Argenx SE ADR (a)	353,200	51,740,268
Ascendis Pharma A/S sponsored ADR (a)	483,016	65,559,762
BeiGene Ltd. (a)	109,800	1,339,131
BeiGene Ltd. ADR (a)	57,900	8,848,857
BELLUS Health, Inc. (a)	857,222	7,999,794
BELLUS Health, Inc. (a)	728,927	6,808,178
BioMarin Pharmaceutical, Inc. (a)	606,300	55,791,726
Black Diamond Therapeutics, Inc. (a)	35,369	1,310,068
ChemoCentryx, Inc. (a)	527,400	27,957,474
Crinetics Pharmaceuticals, Inc. (a)(b)	453,007	7,556,157
Exact Sciences Corp. (a)(b)	199,282	15,739,292
FibroGen, Inc. (a)	1,025,559	37,832,872
G1 Therapeutics, Inc. (a)(b)	411,934	5,408,693
Galapagos Genomics NV sponsored ADR (a)	102,037	22,494,057
Global Blood Therapeutics, Inc. (a)	291,118	22,276,349
Gritstone Oncology, Inc. (a)(b)	563,700	3,951,537
Immunomedics, Inc. (a)	1,266,446	38,474,629
Insmed, Inc. (a)	1,138,387	26,182,901
Intercept Pharmaceuticals, Inc. (a)(b)	213,604	17,498,440
Ionis Pharmaceuticals, Inc. (a)	513,938	28,538,977
Keros Therapeutics, Inc. (b)	199,588	5,897,825
Kezar Life Sciences, Inc. (a)(b)	1,409,428	6,624,312
Kura Oncology, Inc. (a)	786,800	11,447,940
Mirati Therapeutics, Inc. (a)	197,120	16,763,085
Morphic Holding, Inc.	184,300	2,508,323
Neurocrine Biosciences, Inc. (a)	567,752	55,719,181
ORIC Pharmaceuticals, Inc. (a)	135,875	3,593,894
Passage Bio, Inc. (b)	438,459	7,256,496
Principia Biopharma, Inc. (a)	591,144	36,757,334
Protagonist Therapeutics, Inc. (a)	334,106	2,255,216
PTC Therapeutics, Inc. (a)	126,709	6,452,022
Regeneron Pharmaceuticals, Inc. (a)	402,292	211,557,317
Revolution Medicines, Inc.	150,300	4,699,881
Revolution Medicines, Inc.	524,116	14,750,197
Sage Therapeutics, Inc. (a)	281,187	10,960,669
Sarepta Therapeutics, Inc. (a)(b)	382,581	45,098,648
Scholar Rock Holding Corp. (a)	412,409	6,775,880
Syros Pharmaceuticals, Inc. (a)	38,824	327,286
TG Therapeutics, Inc. (a)(b)	926,800	10,899,168
Turning Point Therapeutics, Inc. (b)	305,650	15,744,032
uniQure B.V. (a)(b)	333,500	21,223,940
Vertex Pharmaceuticals, Inc. (a)	679,127	170,596,702
Viela Bio, Inc. (b)	569,979	23,158,247
Xenon Pharmaceuticals, Inc. (a)	458,435	5,941,318
Zentalis Pharmaceuticals, Inc. (b)	269,300	9,452,430
Zymeworks, Inc. (a)	415,853	15,191,110
		1,945,305,950
Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
Precipio, Inc. (a)(d)	30	22
Pharmaceuticals - 4.7%
Pharmaceuticals - 4.7%
Adimab LLC (a)(d)(e)(f)	285,956	11,478,274
Afferent Pharmaceuticals, Inc. rights 12/31/24 (a)(f)	1,915,787	3,295,154
Arvinas Holding Co. LLC(a)	130,500	6,851,250
Bristol-Myers Squibb Co. rights (a)	946,900	4,270,519
Chiasma, Inc. warrants 12/16/24 (a)	81,298	107,487
IMARA, Inc.	383,400	7,054,560
Kala Pharmaceuticals, Inc. (a)(b)	676,700	6,739,932
MyoKardia, Inc. (a)	508,804	31,963,067
Stemcentrx, Inc. rights 12/31/21 (a)(f)	208,907	2
Theravance Biopharma, Inc. (a)(b)	732,926	21,372,122
Zogenix, Inc. (a)	243,247	6,866,863
		99,999,230
TOTAL COMMON STOCKS
(Cost $1,407,585,038)		2,045,305,202

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.3%
Biotechnology - 0.1%
Biotechnology - 0.1%
Immunocore Ltd. Series A (a)(d)(f)	17,149	2,077,624
Health Care Technology - 0.2%
Health Care Technology - 0.2%
Codiak Biosciences, Inc.:
Series A 8.00% (a)(d)(f)	213,402	911,227
Series B 8.00% (a)(d)(f)	693,558	2,961,493
		3,872,720
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Afferent Pharmaceuticals, Inc. Series C (a)(d)(f)	1,915,787	19

TOTAL CONVERTIBLE PREFERRED STOCKS		5,950,363

Nonconvertible Preferred Stocks - 0.0%
Biotechnology - 0.0%
Biotechnology - 0.0%
Yumanity Holdings LLC Class A (a)(d)(f)	151,084	1,170,901
TOTAL PREFERRED STOCKS
(Cost $6,542,292)		7,121,264

Money Market Funds - 10.2%
Fidelity Cash Central Fund 0.16% (g)	72,612,637	72,634,421
Fidelity Securities Lending Cash Central Fund 0.11% (g)(h)	142,987,407	143,001,706
TOTAL MONEY MARKET FUNDS
(Cost $215,630,292)		215,636,127
TOTAL INVESTMENT IN SECURITIES - 107.1%
(Cost $1,629,757,622)		2,268,062,593
NET OTHER ASSETS (LIABILITIES) - (7.1)%		(150,751,546)
NET ASSETS - 100%		$2,117,311,047

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,599,560 or 0.9% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Adimab LLC	9/17/14 - 6/5/15	$5,562,201
Afferent Pharmaceuticals, Inc. Series C	7/1/15	$0
Codiak Biosciences, Inc. Series A 8.00%	11/12/15	$213,402
Codiak Biosciences, Inc. Series B 8.00%	11/12/15	$2,080,674
Immunocore Ltd. Series A	7/27/15	$3,227,085
Precipio, Inc.	2/3/12	$161,441
Yumanity Holdings LLC Class A	2/8/16	$1,021,131

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$156,179
Fidelity Securities Lending Cash Central Fund	369,674
Total	$525,853

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Acorda Therapeutics, Inc.	$5,598,421	$5,387,604	$--	$--	$--	$(8,496,474)	$2,489,551
Kezar Life Sciences, Inc.	2,749,287	2,949,257	--	--	--	925,768	--
Total	$8,347,708	$8,336,861	$--	$--	$--	$(7,570,706)	$2,489,551

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.